5. Debt - Minimum Repayment Obligations (Details) - Quarterly (USD $)	15 Months Ended			12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Quarterly Member	Mar. 31, 2014 Quarterly Member	Dec. 31, 2012 Quarterly Member
Future Minimum Repayment Obligation, Year One	$ 124,194			$ 118,838
Future Minimum Repayment Obligation, Year Two	2,649,250			2,625,053
Less: unamortized debt discount		1,832,888		1,832,890	1,598,175
Less: current maturities		(124,194)		(118,838)
Debt - long term				$ 1,026,878